CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME OR LOSS ¥ in Thousands, $ in Thousands	6 Months Ended			9 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)
CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME OR LOSS
Net income	¥ 2,149,313	$ 320,884	¥ 2,895,129	¥ 3,137,667	$ 441,086	¥ 4,459,206
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustment	43,320	6,468	(15,792)	80,270	11,284	(20,227)
Other comprehensive income (loss)	43,320	6,468	(15,792)	80,270	11,284	(20,227)
Total comprehensive income	2,192,633	327,352	2,879,337	3,217,937	452,370	4,438,979
Comprehensive (income) loss attributable to non-controlling interests	10,024	1,497	(42)	14,505	2,039	(42)
Comprehensive income attributable to ordinary shareholders	¥ 2,202,657	$ 328,849	¥ 2,879,295	¥ 3,232,442	$ 454,409	¥ 4,438,937